INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 3,053	$ 3,350
Carrying amount of equity method investments	504	823
Carrying amount of long-term investments	$ 3,557	$ 4,173